Financial Instruments (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Investment Holdings [Line Items]
Net unrealized gain on open contracts	$ 10,991,449	$ 8,014,894
Cash held by acting commodity futures brokers administrating open contracts	177,020,452	191,721,113
Exchange-Traded [Member]
Investment Holdings [Line Items]
Net unrealized gain on open contracts	9,505,992	5,557,421
Longest maturity date	Mar. 31, 2019	Mar. 31, 2018
Off-Exchange-Traded [Member]
Investment Holdings [Line Items]
Net unrealized gain on open contracts	$ 1,485,457	$ 2,457,473
Longest maturity date	Mar. 31, 2015	Mar. 31, 2014